CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMERCIAL PAPER -- 49.2%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------------
Banking and Finance -- 17.7%
-----------------------------------------------------------------------------
    $ 2,900       American Express Credit Corp.,            $       2,892,977
                  1.779%, 2/19/02
      3,000       American Express Credit Corp.,                    2,997,512
                  1.99%, 1/16/02
      5,000       Asset Securitization Coop. Corp.,                 4,997,822
                  1.96%, 1/9/02(1)
      2,913       Asset Securitization Coop. Corp.,                 2,910,896
                  2.00%, 1/14/02(1)
      5,000       Barton Capital Corp., 2.05%, 1/29/02(1)           4,992,028
      4,000       CIESCO, 1.90%, 1/15/02(1)                         3,997,044
      5,000       CIESCO, 2.25%, 1/8/02(1)                          4,997,812
      3,000       Corporate Asset Funding Co., Inc.,                2,995,800
                  1.80%, 1/29/02(1)
      1,123       Corporate Asset Funding Co., Inc.,                1,121,384
                  1.85%, 1/29/02(1)
      2,362       Corporate Asset Funding Co., Inc.,                2,357,509
                  1.85%, 2/7/02(1)
      5,000       Corporate Receivables Corp.,                      4,994,042
                  1.95%, 1/23/02(1)
      3,000       CXC, Inc., 1.80%, 2/5/02(1)                       2,994,750
      3,000       CXC, Inc., 2.00%, 1/28/02(1)                      2,995,500
      3,000       Household Finance Corp., 1.75%, 2/4/02            2,995,042
      3,000       Household Finance Corp., 1.75%, 2/12/02           2,993,875
      2,000       Wells Fargo Financial, Inc.,                      1,996,694
                  1.75%, 2/4/02
      4,000       Wells Fargo Financial, Inc.,                      3,994,120
                  1.96%, 1/28/02
-----------------------------------------------------------------------------
                                                            $      57,224,807
-----------------------------------------------------------------------------
Credit Unions -- 2.0%
-----------------------------------------------------------------------------
    $ 2,813       Mid-States Corp. Federal Credit Union,    $       2,811,031
                  1.80%, 1/15/02
      1,177       Mid-States Corp. Federal Credit Union,            1,176,027
                  1.86%, 1/17/02
      2,516       Mid-States Corp. Federal Credit Union,            2,513,875
                  1.90%, 1/17/02
-----------------------------------------------------------------------------
                                                            $       6,500,933
-----------------------------------------------------------------------------
Electric Utilities -- 1.6%
-----------------------------------------------------------------------------
    $ 5,000       National Rural Utilities Coop. Finance    $       4,996,299
                  Co., 2.05%, 1/14/02
-----------------------------------------------------------------------------
                                                            $       4,996,299
-----------------------------------------------------------------------------
Electrical and Electronic Equipment -- 2.5%
-----------------------------------------------------------------------------
    $ 4,000       General Electric Capital Corp.,           $       3,992,106
                  2.03%, 2/5/02
      4,041       General Electric Capital Corp.,                   4,032,341
                  2.03%, 2/8/02
-----------------------------------------------------------------------------
                                                            $       8,024,447
-----------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------------
Food and Beverages -- 3.2%
-----------------------------------------------------------------------------
    $ 2,482       Nestle Capital Corp., 1.78%, 3/22/02      $       2,472,182
      8,000       Nestle Capital Corp., 2.01%, 2/20/02              7,977,667
-----------------------------------------------------------------------------
                                                            $      10,449,849
-----------------------------------------------------------------------------
Household Products -- 3.1%
-----------------------------------------------------------------------------
    $ 4,993       Procter & Gamble Co., 2.14%, 1/17/02      $       4,988,251
      5,000       Unilever Capital Corp.,                           4,997,667
                  2.10%, 1/9/02(1)
-----------------------------------------------------------------------------
                                                            $       9,985,918
-----------------------------------------------------------------------------
Insurance -- 6.1%
-----------------------------------------------------------------------------
    $ 3,000       AIG Funding, Inc., 1.70%, 2/11/02         $       2,994,192
      2,500       AIG Funding, Inc., 1.84%, 2/13/02                 2,494,506
      2,700       American General Finance Corp.,                   2,696,826
                  1.84%, 1/24/02
      3,500       American General Finance Corp,                    3,495,917
                  2.00%, 1/22/02
      3,000       Prudential Funding Corp., 2.06%, 1/4/02           2,999,485
      5,000       Transamerica Finance Corp.,                       4,987,072
                  1.79%, 2/22/02
-----------------------------------------------------------------------------
                                                            $      19,667,998
-----------------------------------------------------------------------------
Oil -- 5.0%
-----------------------------------------------------------------------------
    $ 5,233       Chevron Texaco Corp., 1.80%, 3/25/02      $       5,211,283
      6,000       Chevron Texaco Corp., 1.80%, 3/26/02              5,974,800
      5,000       Cortez Capital Corp., 2.05%, 1/28/02(1)           4,992,312
-----------------------------------------------------------------------------
                                                            $      16,178,395
-----------------------------------------------------------------------------
Pharmaceutical -- 5.6%
-----------------------------------------------------------------------------
    $ 5,000       Novartis Finance Corp.,                   $       4,989,250
                  1.72%, 2/15/02(1)
      5,000       Novartis Finance Corp.,                           4,996,479
                  1.95%, 1/14/02(1)
      5,000       Pfizer, Inc., 1.85%, 1/31/02(1)                   4,992,292
      1,155       Pfizer, Inc., 2.00%, 1/31/02(1)                   1,153,075
      2,110       Schering Corp., 2.02%, 2/21/02                    2,103,962
-----------------------------------------------------------------------------
                                                            $      18,235,058
-----------------------------------------------------------------------------
Publishing -- 0.9%
-----------------------------------------------------------------------------
    $ 3,000       McGraw-Hill Cos., Inc., 1.77%, 2/19/02    $       2,992,773
-----------------------------------------------------------------------------
                                                            $       2,992,773
-----------------------------------------------------------------------------
Telecommunications -- 1.5%
-----------------------------------------------------------------------------
    $ 5,000       SBC Communications, Inc.,                 $       4,991,622
                  2.08%, 1/30/02(1)
-----------------------------------------------------------------------------
                                                            $       4,991,622
-----------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $159,248,099)                           $     159,248,099
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

U.S. GOVERNMENT OBLIGATIONS -- 49.0%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------------
    $ 5,000       FAMC Discount Notes, 2.30%, 1/3/02        $       4,999,361
      3,000       FAMC Discount Notes, 2.275%, 1/4/02               2,999,431
      2,976       FFCB Discount Notes, 2.18%, 1/7/02                2,974,918
      5,000       FHLB Discount Notes, 2.29%, 1/2/02                4,999,682
     10,000       FHLB Discount Notes, 2.28%, 1/11/02               9,993,666
      5,000       FHLB Discount Notes, 2.20%, 1/18/02               4,994,806
      5,000       FHLB Discount Notes, 1.97%, 1/25/02               4,993,433
      3,830       FHLB Discount Notes, 1.95%, 2/1/02                3,823,569
      3,925       FHLB Discount Notes, 1.90%, 2/6/02                3,917,542
      5,363       FHLB Discount Notes, 1.88%, 2/27/02               5,347,036
      1,618       FHLB Discount Notes, 1.695%, 3/8/02               1,612,972
      2,616       FHLB Discount Notes, 1.67%, 3/13/02               2,607,384
      3,000       FHLMC Discount Notes, 1.89%, 1/15/02              2,997,795
      3,097       FHLMC Discount Notes, 2.18%, 1/24/02              3,092,687
      4,800       FHLMC Discount Notes, 2.18%, 1/30/02              4,791,571
      3,411       FHLMC Discount Notes, 1.81%, 2/7/02               3,404,655
      5,000       FHLMC Discount Notes, 1.97%, 2/14/02              4,987,961
      4,000       FHLMC Discount Notes, 1.81%, 2/15/02              3,990,950
      5,000       FHLMC Discount Notes, 1.98%, 2/21/02              4,985,975
      5,000       FHLMC Discount Notes, 1.83%, 2/22/02              4,986,783
      1,721       FHLMC Discount Notes, 1.84%, 2/22/02              1,716,426
      9,677       FHLMC Discount Notes, 1.72%, 2/25/02              9,651,571
      5,832       FHLMC Discount Notes, 2.00%, 2/28/02              5,813,208
      4,500       FHLMC Discount Notes, 1.80%, 3/1/02               4,486,725
      5,200       FHLMC Discount Notes, 1.74%, 3/15/02              5,181,653
      4,904       FNMA Discount Notes, 2.30%, 1/3/02                4,903,373
      5,000       FNMA Discount Notes, 2.30%, 1/10/02               4,997,125
      3,883       FNMA Discount Notes, 1.98%, 1/31/02               3,876,594
      2,200       FNMA Discount Notes, 1.83%, 2/7/02                2,195,862
      3,529       FNMA Discount Notes, 1.95%, 2/14/02               3,520,589
      2,366       FNMA Discount Notes, 1.81%, 3/4/02                2,358,625
      3,967       FNMA Discount Notes, 1.78%, 3/7/02                3,954,251
      2,868       FNMA Discount Notes, 1.74%, 3/14/02               2,858,019
      1,800       FNMA Discount Notes, 1.72%, 3/20/02               1,793,292
      3,861       FNMA Discount Notes, 1.75%, 3/21/02               3,846,173
      5,000       FNMA Discount Notes, 1.75%, 3/28/02               4,979,097
      2,759       FNMA Discount Notes, 1.85%, 5/2/02                2,741,844
      3,514       FNMA Discount Notes, 1.73%, 6/6/02                3,487,657
-----------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $158,864,261)                          $     158,864,261
-----------------------------------------------------------------------------

SUPRANATIONAL OBLIGATIONS -- 1.8%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------------
    $ 3,000       IBRD Discount Note, 1.80%, 3/4/02         $       2,990,700
      2,800       IBRD Discount Note, 2.05%, 1/2/02                 2,799,841
-----------------------------------------------------------------------------
Total Supranational Obligations
   (identified cost $5,790,541)                             $       5,790,541
-----------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $323,902,901)                           $     323,902,901(2)
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                      $          75,742
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                        $     323,978,643
-----------------------------------------------------------------------------

 FAMC - Federal Agricultural Mortgage Corporation (Farmer Mac)

 FFCB - Federal Farm Credit Bank

 FHLB - Federal Home Loan Bank

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FNMA - Federal National Mortgage Association (Fannie Mae)

 IBRD - International Bank for Reconstruction & Development (World Bank)

 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

 (2)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
------------------------------------------------------
Investments, at amortized cost            $323,902,901
Cash                                           117,745
Prepaid expenses                                 1,157
------------------------------------------------------
TOTAL ASSETS                              $324,021,803
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      5,291
Accrued expenses                                37,869
------------------------------------------------------
TOTAL LIABILITIES                         $     43,160
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $323,978,643
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $323,978,643
------------------------------------------------------
TOTAL                                     $323,978,643
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $10,032,124
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $10,032,124
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,283,415
Trustees' fees and expenses                    18,810
Custodian fee                                 141,258
Legal and accounting services                  30,426
Miscellaneous                                   4,055
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,477,964
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 8,554,160
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       8,554,160  $      10,358,662
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       8,554,160  $      10,358,662
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     810,642,527  $     757,355,664
   Withdrawals                                 (765,188,094)      (730,702,145)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      45,454,433  $      26,653,519
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      54,008,593  $      37,012,181
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     269,970,050  $     232,957,869
------------------------------------------------------------------------------
AT END OF YEAR                            $     323,978,643  $     269,970,050
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------
                                   2001       2000       1999       1998       1997
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.57%      0.58%      0.60%      0.61%      0.59%
   Net investment income            3.33%      5.77%      4.60%      4.90%      4.96%
-------------------------------------------------------------------------------------
TOTAL RETURN*                       3.70%        --         --         --         --
-------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2001, $2,204 credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $1,283,415 for the year ended December 31, 2001. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the year ended December 31, 2001, exclusive of U.S. Government securities, aggregated $2,041,362,816 and $2,032,563,986, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $1,047,175,181 and $1,012,117,298, respectively.

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CASH MANAGEMENT PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund (the Funds) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Funds and of the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
         NAME,              WITH THE                 OFFICE AND
        ADDRESS             FUNDS AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
        AND AGE             PORTFOLIO                SERVICE(3)                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M.               Trustee          Trustee Since                       President and Chief Executive Officer of
Bibliowicz(1)                             1998                                National Financial Partners (financial
Age 42                                                                        services company) (since April 1999).
The Eaton Vance                                                               President and Chief Operating Officer of
Building                                                                      John A. Levin & Co. (registered
255 State Street                                                              investment advisor) (July 1997 to April
Boston, MA 02109                                                              1999) and a Director of Baker,
                                                                              Fentress & Company which owns John A.
                                                                              Levin & Co., a registered investment
                                                                              advisor (July 1997 to April 1999).
                                                                              Executive Vice President of Smith Barney
                                                                              Mutual Funds (July 1994 to June 1997).
James B. Hawkes(2)       President and    President and Trustee of Fund       Chairman, President and Chief Executive
Age 60                   Trustee          Since 1991 and of Portfolio Since   Officer of BMR, EVM and their corporate
The Eaton Vance                           1993                                parent, Eaton Vance Corp. (EVC) and
Building                                                                      corporate trustee Eaton Vance, Inc.
255 State Street                                                              (EV); Vice President of EVD. President
Boston, MA 02109                                                              or officer of 170 funds managed by EVM
                                                                              or its affiliates.
----------------------------------------------------------------------------------------------------------------------


         NAME,            NUMBER OF PORTFOLIOS
        ADDRESS              IN FUND COMPLEX                 OTHER DIRECTORSHIPS
        AND AGE          OVERSEEN BY TRUSTEE(4)                      HELD
-----------------------
Jessica M.                              165
Bibliowicz(1)
Age 42
The Eaton Vance
Building
255 State Street
Boston, MA 02109

James B. Hawkes(2)                      167        Director of EVC, EV and EVD.
Age 60
The Eaton Vance
Building
255 State Street
Boston, MA 02109

-----------------------

 (1) Ms. Bibliowicz is deemed to be an interested person of the Funds and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Funds and the Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Funds and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

                           POSITION(S)                 TERM OF
         NAME,              WITH THE                 OFFICE AND
        ADDRESS             FUNDS AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
        AND AGE             PORTFOLIO                SERVICE(3)                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of Fund Since 1986 and of   President of Dwight Partners, Inc.
Age 70                                    Portfolio Since 1992                (corporate relations and communications
The Eaton Vance                                                               company).
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III     Trustee          Trustee of Fund Since 1986 and of   Jacob H. Schiff Professor of Investment
Age 67                                    Portfolio Since 1992                Banking Emeritus, Harvard University
The Eaton Vance                                                               Graduate School of Business
Building                                                                      Administration.
255 State Street
Boston, MA 02109
Norton H. Reamer         Trustee          Trustee of Fund Since 1986 and of   Chairman and Chief Operating Officer,
Age 66                                    Portfolio Since 1992                Hellman, Jordan Management Co., Inc. (an
The Eaton Vance                                                               investment management company).
Building                                                                      President, Unicorn Corporation
255 State Street                                                              (investment and financial advisory
Boston, MA 02109                                                              services company) (since September
                                                                              2000). Formerly, Chairman of the Board,
                                                                              United Asset Management Corporation (a
                                                                              holding company owning institutional
                                                                              investment management firms) and
                                                                              Chairman, President and Director, UAM
                                                                              Funds (mutual funds).


         NAME,            NUMBER OF PORTFOLIOS
        ADDRESS              IN FUND COMPLEX                 OTHER DIRECTORSHIPS
        AND AGE          OVERSEEN BY TRUSTEE(4)                      HELD
-----------------------
Donald R. Dwight                        170        Trustee/Director of the Royce Funds
Age 70                                             (consisting of 17 portfolios).
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III                    170        Director of Tiffany & Co.
Age 67                                             Director of Telect, Inc.
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Norton H. Reamer                        170
Age 66
The Eaton Vance
Building
255 State Street
Boston, MA 02109

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

DISINTERESTED DIRECTORS(S) (CONTINUED)

                           POSITION(S)                 TERM OF
         NAME,              WITH THE                 OFFICE AND
        ADDRESS             FUNDS AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
        AND AGE             PORTFOLIO                SERVICE(3)                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Lynn A. Stout            Trustee          Trustee Since                       Professor of Law, University of
Age 44                                    1998                                California at Los Angeles School of Law
The Eaton Vance                                                               (since July 2001). Formerly, Professor
Building                                                                      of Law, Georgetown University Law Center
255 State Street                                                              (prior to July 2001).
Boston, MA 02109
Jack L. Treynor          Trustee          Trustee of Fund Since 1984 and of   Investment Adviser and Consultant.
Age 72                                    Portfolio Since 1992
The Eaton Vance
Building
255 State Street
Boston, MA 02109
----------------------------------------------------------------------------------------------------------------------


         NAME,            NUMBER OF PORTFOLIOS
        ADDRESS              IN FUND COMPLEX                 OTHER DIRECTORSHIPS
        AND AGE          OVERSEEN BY TRUSTEE(4)                      HELD
-----------------------
Lynn A. Stout                           165
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Jack L. Treynor                         167
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109
-----------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)                 TERM OF
         NAME,              WITH THE                 OFFICE AND
        ADDRESS             FUNDS AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
        AND AGE             PORTFOLIO                SERVICE(3)                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
William H. Ahern, Jr.    Vice President   Vice President Since                Vice President of BMR and EVM. Officer
Age 42                   of Trust         1995                                of 34 investment companies managed by
The Eaton Vance                                                               BMR or EVM.
Building
255 State Street
Boston, MA 02109
Thomas J. Fetter         Vice President   Vice President Since                Vice President of BMR and EVM. Officer
Age 58                   of Trust         1997                                of 112 investment companies managed by
The Eaton Vance                                                               BMR or EVM.
Building
255 State Street
Boston, MA 02109
Armin J. Lang            Vice President   Vice President Since                Vice President of BMR and EVM since
Age 37                   of Trust         1999                                March, 1998. Previously he was a Vice
The Eaton Vance                                                               President at Standish, Ayer & Wood.
Building                                                                      Officer of 23 investment companies
255 State Street                                                              managed by BMR or EVM.
Boston, MA 02109
Michael R. Mach          Vice President   Vice President Since                Vice President of BMR and EVM since
Age 54                   of Trust         1999                                December 15, 1999. Previously, Managing
The Eaton Vance                                                               Director and Senior Analyst for
Building                                                                      Robertson Stephens (1998-1999); Managing
255 State Street                                                              Director and Senior Analyst for Piper
Boston, MA 02109                                                              Jaffray (1996-1998); and Senior Vice
                                                                              President, Senior Analyst and Portfolio
                                                                              Manager for Putnam Investments
                                                                              (1989-1996). Officer of 24 investment
                                                                              companies managed by BMR or EVM.
Robert B. MacIntosh      Vice President   Vice President Since                Vice President of BMR and EVM. Officer
Age 45                   of Trust         1998                                of 111 investment companies managed by
The Eaton Vance                                                               BMR or EVM.
Building
255 State Street
Boston, MA 02109

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                           POSITION(S)                 TERM OF
         NAME,              WITH THE                 OFFICE AND
        ADDRESS             FUNDS AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
        AND AGE             PORTFOLIO                SERVICE(3)                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Duncan W. Richardson     Vice President   Vice President Since                Senior Vice President and Chief Equity
Age 44                   of Trust         2001                                Investment Officer of BMR and EVM.
The Eaton Vance                                                               Officer of 27 investment companies
Building                                                                      managed by BMR or EVM.
255 State Street
Boston, MA 02109
Walter A. Row, III       Vice President   Vice President Since                Director of Equity Research and Vice
Age 44                   of Trust         2001                                President of BMR and EVM. Officer of 22
The Eaton Vance                                                               investment companies managed by BMR or
Building                                                                      EVM.
255 State Street
Boston, MA 02109
Edward E. Smiley, Jr.    Vice President   Vice President Since                Vice President of BMR and EVM. Officer
Age 57                   of Trust         1999                                of 34 investment companies managed by
The Eaton Vance                                                               BMR or EVM.
Building
255 State Street
Boston, MA 02109
Elizabeth S. Kenyon      Vice President   Vice President Since 1997           Vice President of BMR and EVM. Officer
Age 42                   of Portfolio                                         of 1 investment company managed by BMR
The Eaton Vance                                                               or EVM.
Building
255 State Street
Boston, MA 02109
Alan R. Dynner           Secretary        Secretary Since                     Vice President, Secretary and Chief
Age 61                                    1997                                Legal Officer of BMR, EVM and EVC; Vice
The Eaton Vance                                                               President, Secretary and Clerk of EVD.
Building                                                                      Secretary of 170 funds managed by EVM
255 State Street                                                              and its affiliates.
Boston, MA 02109
James L. O'Connor        Treasurer        Treasurer Since                     Vice President of BMR and EVM; Vice
Age 56                                    1989                                President of EVD. Treasurer of 170 funds
The Eaton Vance                                                               managed by EVM and its affiliates.
Building
255 State Street
Boston, MA 02109

The statement of additional information for the Fund includes additional information about the Trustees and officers of the Funds and Portfolio and can be obtained, without charge, by calling 1-800-225-6265.

Portfolio Investment Adviser
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
                        1-800-262-1122

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

131-2/02                                                               MMSRC